8. Other Current Liabilities (June 30, 2017 Note) (Details) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Payables and Accruals [Abstract]
Accrued interest	$ 37,721	$ 5,391	$ 74,038
Other accrued liabilities	45,124	64,076
Total other current liabilities	$ 82,845	$ 69,467	$ 136,695